Annual Fund Operating Expenses	Aug. 31, 2020
Prospectus #1 | Delaware Tax-Free California Fund | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual fund operating expenses	1.03%
Fee waivers and expense reimbursements	(0.21%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.82%
Prospectus #1 | Delaware Tax-Free California Fund | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual fund operating expenses	1.78%
Fee waivers and expense reimbursements	(0.21%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.57%
Prospectus #1 | Delaware Tax-Free California Fund | Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.23%
Total annual fund operating expenses	0.78%
Fee waivers and expense reimbursements	(0.21%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.57%
Prospectus #1 | Delaware Tax-Free Idaho Fund | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual fund operating expenses	1.02%
Fee waivers and expense reimbursements	(0.16%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%
Prospectus #1 | Delaware Tax-Free Idaho Fund | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual fund operating expenses	1.77%
Fee waivers and expense reimbursements	(0.16%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.61%
Prospectus #1 | Delaware Tax-Free Idaho Fund | Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.77%
Fee waivers and expense reimbursements	(0.16%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.61%
Prospectus #1 | Delaware Tax-Free New York Fund | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual fund operating expenses	1.05%
Fee waivers and expense reimbursements	(0.25%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Prospectus #1 | Delaware Tax-Free New York Fund | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual fund operating expenses	1.80%
Fee waivers and expense reimbursements	(0.25%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
Prospectus #1 | Delaware Tax-Free New York Fund | Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.25%
Total annual fund operating expenses	0.80%
Fee waivers and expense reimbursements	(0.25%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.55%
Prospectus #1 | Delaware Minnesota High-Yield Municipal Bond Fund | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	(0.08%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Prospectus #1 | Delaware Minnesota High-Yield Municipal Bond Fund | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual fund operating expenses	1.72%
Fee waivers and expense reimbursements	(0.08%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.64%
Prospectus #1 | Delaware Minnesota High-Yield Municipal Bond Fund | Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual fund operating expenses	0.72%
Fee waivers and expense reimbursements	(0.08%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.64%
Prospectus #2 | Delaware National High-Yield Municipal Bond Fund | Class A
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual fund operating expenses	0.91%
Fee waivers and expense reimbursements	(0.06%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.85%
Prospectus #2 | Delaware National High-Yield Municipal Bond Fund | Class C
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.15%
Total annual fund operating expenses	1.66%
Fee waivers and expense reimbursements	(0.06%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.60%
Prospectus #2 | Delaware National High-Yield Municipal Bond Fund | Institutional Class
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual fund operating expenses	0.66%
Fee waivers and expense reimbursements	(0.06%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.60%

[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.57% of the Fund’s average daily net assets from Dec. 4, 2020 through Dec. 29, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.61% of the Fund’s average daily net assets from Dec. 29, 2020 through Dec. 29, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets from Dec. 4, 2020 through Dec. 29, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund’s average daily net assets from Dec. 29, 2020 through Dec. 29, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.60% of the Fund’s average daily net assets from Dec. 29, 2020 through Dec. 29, 2021 These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.